Variable Interest Entities (Details) - Variable Interest Entity, Primary Beneficiary [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	$ 145	$ 73
Accounts receivable [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	925	1,026
Inventories [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	138	127
Other current assets [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	205	190
Investments [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	6,701	7,336
Property, plant, and equipment, net [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	28,021	28,593
Intangible Assets [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	9,662	10,016
Regulatory assets, deferred charges, and other noncurrent assets [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Assets	467	479
Accounts payable [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	(589)	(625)
Accrued liabilities [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	(1,122)	(757)
Commercial Paper [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	(93)	(499)
Long-term debt due within one year [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	(785)	(176)
Long-term Debt [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	(17,685)	(19,001)
Deferred Income Tax Liabilities [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	(20)	(119)
Noncurrent asset retirement obligations [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	(798)	(857)
Regulatory liabilities, deferred income, and other noncurrent liabilities [Member]
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities	$ (1,860)	$ (1,066)
Gulfstar One [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Ownership Percentage	51.00%
Constitution Pipeline Company Llc [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Ownership Percentage	41.00%
Constitution Pipeline Company Llc [Member] | Property, plant, and equipment, net [Member]
Variable Interest Entity [Line Items]
Capitalized project development costs, Cumulative	$ 381
Constitution Pipeline Company Llc [Member] | Estimated Remaining Construction Costs For Variable Interest Entity [Member]
Variable Interest Entity [Line Items]
Estimated remaining construction costs	$ 687
Cardinal Gas Services LLC [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Ownership Percentage	66.00%
Jackalope Gas Gathering Services LLC [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity Ownership Percentage	50.00%